Losses per share (Tables)	12 Months Ended
Jun. 30, 2026
Earnings per share [abstract]
Summary of Loss Per Share

	Years Ended June 30,
	2026	2025	2024
(Losses) per share
(in cents)
(a) Basic (losses) per share
From continuing operations attributable to the ordinary equity holders of the company	(4.44)	(8.46)	(8.91)
Total basic (losses) per share attributable to the ordinary equity holders of the company	(4.44)	(8.46)	(8.91)

(b) Diluted (losses) per share
From continuing operations attributable to the ordinary equity holders of the company	(4.44)	(8.46)	(8.91)
Total basic (losses) per share attributable to the ordinary equity holders of the company	(4.44)	(8.46)	(8.91)

(c) Reconciliation of (losses) used in calculating (losses) per share
(in U.S. dollars, in thousands)
Basic (losses) per share
(Losses) attributable to the ordinary equity holders of the company used in calculating basic (losses) per share:
From continuing operations	(57,500)	(102,142)	(87,956)

Diluted (losses) per share
(Losses) from continuing operations attributable to the ordinary equity holders of the company:
Used in calculating basic (losses) per share	(57,500)	(102,142)	(87,956)
(Losses) attributable to the ordinary equity holders of the company used in calculating diluted losses per share	(57,500)	(102,142)	(87,956)

	2026 Number	2025 Number	2024 Number
Weighted average number of ordinary shares used as the denominator in calculating basic losses per share	1,294,866,933	1,207,793,132	986,702,919
Weighted average number of ordinary shares and potential ordinary shares used in calculating diluted losses per share	1,294,866,933	1,207,793,132	986,702,919